UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ---------------------

Check here if Amendment [   ]; Amendment Number:
                                               -------
This Amendment (Check only one.):             [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Centerbridge Partners, L.P.
           -----------------------------------------------
Address:   375 Park Avenue
           -----------------------------------------------
           New York, NY 10152
           -----------------------------------------------

           -----------------------------------------------


Form 13F File Number: 028-13856
                      -----------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey H. Aronson
        -------------------------------------------------
Title:  Authorized Person
        -------------------------------------------------
Phone:  (212) 672-5000
        -------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/ Jeffrey H. Aronson             New York, NY                  05/16/2011
---------------------------------  ---------------------------------  ----------
           [Signature]                    [City, State]                  [Date]



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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    9

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      848,764
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number                  Name

     1               028-13860             Centerbridge Credit Partners
                                           General Partner, L.L.C.
     2               028-13859             Centerbridge Credit Partners
                                           Offshore General Partner, L.L.C.
     3               028-13862             Centerbridge Credit Advisors, L.L.C.
     4               028-13861             Centerbridge Partners Holdings, LLC
     5               028-13858             Jeffrey H. Aronson
     6               028-13857             Mark T. Gallogly
     7               028-14393             Centerbridge Special Credit
                                           Partners Genral Partner, L.L.C.
     8               028-14395             Centerbridge Special Credit
                                           Advisors, L.L.C.
     9               028-14392             Centerbridge Special GP
                                           Investors, L.L.C.






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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
LYONDELLBASELL INDUSTRIES N SHS - A -      N53745100   21,410    541,341 SH       DEFINED    1,3,4,5,6      541,341      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -      N53745100   37,620    951,208 SH       DEFINED    2,3,4,5,6      951,208      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -      N53745100   22,901    579,040 SH       DEFINED    4,5,6,7,8,9    579,040      0    0
BANKUNITED INC              COM            06652K103  308,141 10,767,704 SH       DEFINED    4,5,6       10,767,704      0    0
CIT GROUP INC               COM NEW        125581801   68,827  1,617,560 SH       DEFINED    1,3,4,5,6    1,617,560      0    0
CIT GROUP INC               COM NEW        125581801  116,567  2,739,533 SH       DEFINED    2,3,4,5,6    2,739,533      0    0
CIT GROUP INC               COM NEW        125581801   64,742  1,521,554 SH       DEFINED    4,5,6,7,8,9  1,521,554      0    0
CIT GROUP INC               COM NEW        125581801    4,097     96,300 SH  CALL DEFINED    1,3,4,5,6                   0    0
CIT GROUP INC               COM NEW        125581801    6,940    163,100 SH  CALL DEFINED    2,3,4,5,6                   0    0
CIT GROUP INC               COM NEW        125581801    3,855     90,600 SH  CALL DEFINED    4,5,6,7,8,9                 0    0
ISTAR FINL INC              COM            45031U101   10,171  1,107,907 SH       DEFINED    1,3,4,5,6    1,107,907      0    0
ISTAR FINL INC              COM            45031U101   18,101  1,971,750 SH       DEFINED    2,3,4,5,6    1,971,750      0    0
ISTAR FINL INC              COM            45031U101    8,041    875,939 SH       DEFINED    4,5,6,7,8,9    875,939      0    0
PENN NATL GAMING INC        COM            707569109    1,650     44,514 SH       DEFINED    4,5,6           44,514      0    0
QUAD / GRAPHICS INC         COM CL A       747301109    2,725     64,047 SH       DEFINED    4,5,6           64,047      0    0
QUAD / GRAPHICS INC         COM CL A       747301109   25,613    602,103 SH       DEFINED    1,3,4,5,6      602,103      0    0
QUAD / GRAPHICS INC         COM CL A       747301109   42,417    997,116 SH       DEFINED    2,3,4,5,6      997,116      0    0
QUAD / GRAPHICS INC         COM CL A       747301109   24,069    565,797 SH       DEFINED    4,5,6,7,8,9    565,797      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713   11,329    577,997 SH       DEFINED    1,3,4,5,6      577,997      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713   18,660    952,045 SH       DEFINED    2,3,4,5,6      952,045      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713   16,266    829,896 SH       DEFINED    4,5,6,7,8,9    829,896      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739      297     16,959 SH       DEFINED    1,3,4,5,6       16,959      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739      507     28,940 SH       DEFINED    2,3,4,5,6       28,940      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739      387     22,128 SH       DEFINED    4,5,6,7,8,9     22,128      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    3,098    172,687 SH       DEFINED    1,3,4,5,6      172,687      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    5,168    288,048 SH       DEFINED    2,3,4,5,6      288,048      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    5,165    287,912 SH       DEFINED    4,5,6,7,8,9    287,912      0    0
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